Investment Revenue - Summary of Interest and Fee Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Revenue [Abstract]
Interest revenue from investments at amortized cost	$ 1,654	$ 0	$ 0
Interest and fee revenue from investments at FVTPL	8,514	0	0
Interest revenue from cash	2,981	0	0
Interest and fee revenue	$ 13,149	$ 0	$ 0